Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Investment voting shares description		The Company has voting shares representing 20% to 50%, and other factors, such as representation on the Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.
Income tax examination, likelihood of unfavorable settlement	Greater than 50%	Greater than 50%
Impairment in cost of investments				$ (366,834)
Accounts receivable - related party	$ 523,141	520,786		433,338
Changes in other payables and accrued liabilities		$ (35,086)		35,145
Reclassification [Member]
Changes in other payables and accrued liabilities				78,272
Reclassification [Member] | Other Payables and Accrued Liabilities [Member]
Accounts receivable - related party				$ 78,272